Hartford Total Return Bond HLS Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
IA
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.04%)	2.75%
IB
Prospectus [Line Items]
Average Annual Return, Percent	7.04%	(0.29%)	2.49%